Loans and borrowings (Details) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of Short Term Borrowings [Line Items]
Current borrowings	₨ 12,125	$ 175	₨ 25,466
Pre-shipment credit [Member]
Disclosure of Short Term Borrowings [Line Items]
Current borrowings	5,463		21,008
Other foreign currency borrowings [Member]
Disclosure of Short Term Borrowings [Line Items]
Current borrowings	₨ 6,662		₨ 4,458